Discontinued operations (Tables)	12 Months Ended
Mar. 31, 2026
Discontinued Operations [Abstract]
Summary of Results of operations from discontinued operations
Results of discontinued operations

	$		$		$
	Yen in millions
	Fiscal year ended March 31
	2024		2025		2026
Financial services revenue		1,760,731		922,147		678,023
Financial services expenses		1,606,370		789,702		640,811
Reclassification of accumulated other comprehensive income related to the disposal group to net income (loss)		-		-		(1,377,795)
Other income (expenses), net		19,215		(1,917)		(6,450)
Income (loss) before income taxes from discontinued operations		173,576		130,528		(1,347,033)
Income taxes		49,063		56,359		10,725
Net income (loss) from discontinued operations		124,513		74,169		(1,357,758)
Other comprehensive income, net of tax, from discontinued operations		(141,679)		(115,342)		1,408,764
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income		1,013		(998)		963
Remeasurement of defined benefit pension plans		(1,169)		(444)		(106)
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income		(704,636)		(681,515)		1,346,457
Insurance finance income (expenses)		563,396		568,291		60,684
Others		(283)		(676)		766
Comprehensive income from discontinued operations		(17,166)		(41,173)		51,006